Consolidated Balance Sheets (CAD)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	3,319,627	5,052,594
Short term investments	2,449,450	55,000
Restricted cash [note 3]	53,921	433,369
Accounts receivable	295,879	472,308
Work-in-progress	299,842	976,463
Prepaid expenses and other	158,456	140,649
Total current assets	6,577,175	7,130,383
Long term assets
Property and equipment [note 4]	262,818	327,839
Total assets	6,839,993	7,458,222
Current liabilities:
Accounts payable and accrued liabilities [note 5]	939,355	1,623,724
Deferred revenue	2,781,101	317,103
Fair value of US$ Warrants [note 12]	1,238,000	241,000
Net current liabilities	4,958,456	2,181,827
Long term liabilities:
Asset retirement obligation [note 6]	64,560	61,813
Total liabilities	5,023,016	2,243,640
Future operations [note 1]
Commitments and contingencies [note 15]
Subsequent events [notes 8, 11 (iii), and 15]
Shareholders' equity:
Common shares [note 7]: - authorized unlimited, Issued: 42,418,326 (2012 - 39,554,959) common shares	61,340,321	56,623,686
Preferred shares [note 8]: - authorized unlimited, Issued: 8,000,000 (2012 - 10,000,000) Preferred shares	232,600	3,489,000
Contributed capital	5,889,914	5,406,193
Deficit	(66,356,793)	(61,015,232)
Accumulated other comprehensive income	710,935	710,935
Net Shareholders' equity	1,816,977	5,214,582
Total Liabilities and Shareholders' equity	6,839,993	7,458,222